Note 11 - Stockholders' Equity (Details) - The income tax benefit (provision) allocated to the components of other comprehensive income for the (USD $) In Thousands, unless otherwise specified	6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Successor [Member]	Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gain loss on available for sale securities		$ (20)	$ (2)		$ 33	$ (17)
Pension and postretirement plans	11		11				(10,139)	5,415
Derivative valuation		73	63		(45)	227	(135)	1,067
Income tax benefit (provision) related to other comprehensive income		$ 53	$ 72	$ (1,838)	$ (12)	$ 210	$ (10,082)	$ 4,247	$ 6,085